BlackRock Balanced Capital Fund, Inc.	BlackRock Growth Prepared Portfolio
BlackRock Basic Value Fund, Inc.	BlackRock High Yield Bond Portfolio
BlackRock Bond Fund, Inc.	BlackRock Income Portfolio
BlackRock Total Return Fund	BlackRock Income Builder Portfolio
BlackRock High Income Fund	BlackRock Inflation Protected Bond Portfolio
BlackRock California Municipal Series Trust	BlackRock Bond Portfolio
BlackRock California Municipal Bond Fund	BlackRock Intermediate Government Bond Portfolio
BlackRock Equity Dividend Fund	BlackRock International Bond Portfolio
BlackRock EuroFund	BlackRock Kentucky Municipal Bond Portfolio
BlackRock Focus Growth Fund, Inc.	BlackRock Long Duration Bond Portfolio
BlackRock Focus Value Fund, Inc.	BlackRock Low Duration Bond Portfolio
BlackRock Fundamental Growth Fund, Inc.	BlackRock Managed Income Portfolio
BlackRock FundsSM	BlackRock Moderate Prepared Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Asset Allocation Portfolio	BlackRock Prepared Portfolio 2010
BlackRock Aurora Portfolio	BlackRock Prepared Portfolio 2015
BlackRock Capital Appreciation Portfolio	BlackRock Prepared Portfolio 2020
BlackRock Energy & Resources Portfolio	BlackRock Prepared Portfolio 2025
BlackRock Exchange Portfolio	BlackRock Prepared Portfolio 2030
BlackRock Global Opportunities Portfolio	BlackRock Prepared Portfolio 2035
BlackRock Health Sciences Opportunities Portfolio	BlackRock Prepared Portfolio 2040
BlackRock Index Equity Portfolio	BlackRock Prepared Portfolio 2045
BlackRock International Diversification Fund	BlackRock Prepared Portfolio 2050
BlackRock International Opportunities Portfolio	BlackRock Strategic Income Portfolio
BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Total Return Portfolio II
BlackRock Mid-Cap Value Equity Portfolio	BlackRock Global Allocation Fund, Inc.
BlackRock Money Market Portfolio	BlackRock Global Dynamic Equity Fund
BlackRock Municipal Money Market Portfolio	BlackRock Global Emerging Markets Fund, Inc.
BlackRock New Jersey Municipal	BlackRock Global Financial Services Fund, Inc.
Money Market Portfolio	BlackRock Global Growth Fund, Inc.
BlackRock North Carolina Municipal	BlackRock Global SmallCap Fund, Inc.
Money Market Portfolio	BlackRock Healthcare Fund, Inc.
BlackRock Ohio Municipal Money Market Portfolio	BlackRock Index Funds, Inc.
BlackRock Pennsylvania Municipal	BlackRock International Index Fund
Money Market Portfolio	BlackRock S&P 500 Index Fund
BlackRock Science & Technology Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Small Cap Core Equity Portfolio	BlackRock International Value Trust
BlackRock Small Cap Growth Equity Portfolio	BlackRock International Value Fund
BlackRock Small Cap Value Equity Portfolio	BlackRock Large Cap Series Funds, Inc.
BlackRock Small/Mid-Cap Growth Portfolio	BlackRock Large Cap Core Fund
BlackRock U.S. Opportunities Portfolio	BlackRock Large Cap Core Plus Fund
BlackRock U.S. Treasury Money Market Portfolio	BlackRock Large Cap Growth Fund
BlackRock Virginia Municipal Money Market Portfolio	BlackRock Large Cap Value Fund
BlackRock Funds II	BlackRock Large Cap Growth Retirement Portfolio
BlackRock Aggressive Growth Prepared Portfolio	BlackRock Large Cap Value Retirement Portfolio
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Large Cap Core Retirement Portfolio
BlackRock Strategic Portfolio I	BlackRock Latin America Fund, Inc.
BlackRock Conservative Prepared Portfolio	BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Delaware Municipal Bond Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Multi-State Municipal Series Trust
BlackRock Enhanced Income Portfolio	BlackRock New Jersey Municipal Bond Fund
BlackRock GNMA Portfolio	BlackRock New York Municipal Bond Fund
BlackRock Government Income Portfolio	BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.	CMA Connecticut Municipal Money Fund
BlackRock Municipal Insured Fund	CMA Florida Municipal Money Fund
BlackRock National Municipal Fund	CMA Massachusetts Municipal Money Fund
BlackRock Short-Term Municipal Fund	CMA Michigan Municipal Money Fund
BlackRock High Yield Municipal Fund	CMA New Jersey Municipal Money Fund
BlackRock Municipal Series Trust	CMA New York Municipal Money Fund
BlackRock Intermediate Municipal Fund	CMA North Carolina Municipal Money Fund
BlackRock Natural Resources Trust	CMA Ohio Municipal Money Fund
BlackRock Pacific Fund, Inc.	CMA Pennsylvania Municipal Money Fund
BlackRock Principal Protected Trust	CMA Tax-Exempt Fund
BlackRock Core Principal Protected Fund	CMA Treasury Fund
BlackRock Series, Inc.	FDP Series, Inc.
BlackRock International Fund	Marsico Growth FDP Fund
BlackRock Small Cap Growth Fund II	MFS Research International FDP Fund
BlackRock Short-Term Bond Series, Inc.	Van Kampen Value FDP Fund
BlackRock Short-Term Bond Fund	Franklin Templeton Total Return FDP Fund
BlackRock Utilities and	Ready Assets Prime Money Fund
Telecommunications Fund, Inc.	Ready Assets U.S.A. Government Money Fund
BlackRock Value Opportunities Fund, Inc.	Ready Assets U.S. Treasury Money Fund
BlackRock World Income Fund, Inc.	Retirement Series Trust
CMA Government Securities Fund	Retirement Reserves Money Fund
CMA Money Fund	WCMA Government Securities Fund
CMA Multi-State Municipal Series Trust	WCMA Money Fund
CMA Arizona Municipal Money Fund	WCMA Tax-Exempt Fund
CMA California Municipal Money Fund	WCMA Treasury Fund

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED OCTOBER 13, 2009 TO THE
STATEMENTS OF ADDITIONAL INFORMATION

Effective October 13, 2009, the Statement of Additional Information of each Fund is amended as set forth below:

The list of Service Organizations receiving non-Plan payments from the Distributor, BlackRock or their affiliates is hereby amended to include Commonwealth Equity Services, LLP (Commonwealth Financial Network) and Wells Fargo.

Code # SAI-1009-SUP